ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2020
3. ACCOUNTS RECEIVABLE, NET

Accounts receivable consist of the following:

	June 30, 2020 (Unaudited)	December 31, 2019
Accounts receivable- Sino-foreign Jointly Managed Academic Program	$339,466	$37,296
Accounts receivable- Overseas Study Consulting Services	-	480,895
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$339,466	$518,191

Under the Sino-foreign Jointly Managed Academic Programs, student tuition fees are collected by the Chinese host universities/colleges at the beginning of each academic school year and then remit the agreed portion to the Company within one to four months. The June 30, 2020 accounts receivable balance was fully collected by October 2020.